EQUITY (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	May 31, 2021	May 31, 2020	Mar. 31, 2022	Dec. 31, 2020
The Catalyst Group Entertainment Llc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members' Equity			$ 4,726		$ 4,726			$ 1,670	$ 4,726
Iqi Media Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members' Equity			$ 59,142		$ 59,142			$ 66,073	$ 34,028
Winvest Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized						4,500,000,000	4,500,000,000
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001
Common Stock, Shares, Outstanding			16,513,983		16,513,983	2,081,719	2,078,299
Preferred Stock, Shares Outstanding			227,838,680		227,838,680	300,000,000	855,000
[custom:ConversionRatio]							1 for 1
Preferred Stock, Shares Authorized						300,000,000	300,000,000
[custom:StockBasedCompensationCharges]						$ 2,469,659
Convertible Preferred Stock, Shares Reserved for Future Issuance			72,161,320		72,161,320
Shares, Issued						3,608,066,021
Stockholders' Equity, Reverse Stock Split	1 for 250 reverse stock split		1 for 250 reverse split
Winvest Group Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued			14,432,264		855,000
Winvests Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized			4,500,000,000	4,500,000,000	4,500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Common Stock, Shares, Outstanding			16,513,983	17,411,217	16,513,983
Preferred Stock, Shares Outstanding			227,838,680	227,838,680	227,838,680
Preferred Stock, Shares Authorized			300,000,000		300,000,000
Stockholders' Equity, Reverse Stock Split	1 for 250	1 for 250
[custom:PreferredStockDescription]				During 2020 the Company had 855,000 shares of Preferred Series A Stock outstanding. This Class of Preferred had a 1 for 1 conversion ratio to common stock. During 2021 this class of Series A Preferred Stock was converted to 855,000 shares of common stock prior to the reverse split. On a post-split basis of 250 to 1, this amounted to 3,420 common shares. In March 2021 the Company designated a new class of Series A Preferred Stock.
Preferred Stock, Conversion Basis				Each share of preferred stock is convertible to 50 shares of common stock.